15. DERIVATIVE WARRANT LIABILITY (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Warrant Liability Tables
Schedule of liabilities

The underlying assumptions used for the nine months ended September 30, 2014 were:

Nine Months Ended September 30, 2014 (unaudited)
Risk-free interest rate	0.02%
Expected dividend yield	0%
Expected term (in years)	3 years
Expected volatility	33%

Changes in derivative warranty liability

Changes in the derivative warrant liability for the three and nine months ended September 30, 2014 are as follows:

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Balance at beginning of period	—	—
Fair value of warrants issued	$923,764	$1,368,908
Increase in derivative liability resulting from anti-dilution provision in agreement, as amended with Full Circle	—	153,994
Increase in derivative liability resulting from additional warrants issued to Full Circle	297,542	—
Decrease in the fair value of warrant liability, net	(179,909)	(481,505)
Balance at end of period	$1,041,397	$1,041,397

Change in Gain (loss) on derivative liability

Change in Aggregate Loss on Derivative Liability	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Beginning balance at beginning of period	$423,764	$—
Initial loss on recognition of derivative liability	—	868,908
Increase in derivative liability resulting from additional warrants issued to Full Circle	297,542	—
Change in estimated fair market value	(179,909)	(327,511)
Balance at end of period	$541,397	$541,397